Acquisition of Gateway Purchase Price Allocation (Details) (USD $)	Jan. 02, 2013	Jun. 30, 2012
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 12,282,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	2,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	14,282,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents	45,421,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables	17,273,000
Business Acquisition, Purchase Price Allocation, Current Assets, Deferred Policy Acquisition Costs	685,000	0
Business Acquisition, Purchase Price Allocation, Assets Acquired	63,574,000
Business Acquisition, Purchase Price Allocation, Unpaid Claims	36,209,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Deferred Revenue	9,601,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Accrued Liabilities	3,482,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed	49,292,000
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	14,282,000
June 30, 2013 [Member]
Business Acquisition, Cost of Acquired Entity, Cash Paid	12,282,000
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	2,000,000
Business Acquisition, Cost of Acquired Entity, Purchase Price	14,282,000
Business Acquisition, Purchase Price Allocation, Current Assets, Cash and Cash Equivalents	45,421,000
Business Acquisition, Purchase Price Allocation, Current Assets, Receivables	8,694,000
Business Acquisition, Purchase Price Allocation, Reinsurance recoverable	6,352,000
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	740,000
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment	923,000
Business Acquisition, Purchase Price Allocation, Current Assets, Deferred Policy Acquisition Costs	1,233,000
Business Acquisition, Purchase Price Allocation, Assets Acquired	63,363,000
Business Acquisition, Purchase Price Allocation, Unpaid Claims	36,209,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Deferred Revenue	9,601,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Other Liabilities	286,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Accrued Liabilities	2,985,000
Business Acquisition, Purchase Price Allocation, Liabilities Assumed	49,081,000
December 31, 2012 [Member]
Business Acquisition, Purchase Price Allocation, Property, Plant and Equipment	195,000
DividendPaidByGateway [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	6.0
PreferredSharesIssuedByAtlas [Member] [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	2.0
CashPaidByAtlas [Member]
Business Acquisition, Cost of Acquired Entity, Purchase Price	$ 6.3